Quarterly Report
November 30, 2020
MFS®  Government
Securities Fund
MFG-Q3

Portfolio of Investments
11/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 95.8%
Asset-Backed & Securitized – 4.5%
Bancorp Commercial Mortgage Trust, 2019-CRE6, “A”, FLR, 1.191% (LIBOR - 1mo. + 1.05%), 9/15/2036 (n)	$7,362,895	$7,315,178
Benchmark Mortgage Trust, 2020-B18, “A5”, 1.925%, 7/15/2053	5,074,627	5,228,872
Cantor Commercial Real Estate, 2019-CF3, “A4”, 3.006%, 1/15/2053	5,105,000	5,665,718
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	1,259,300	1,296,610
Citigroup Commercial Mortgage Trust, 2019-C7, “A4”, 3.102%, 12/15/2072	1,830,317	2,054,703
Citigroup Commercial Mortgage Trust, 2019-XA, “C7”, 1.006%, 12/15/2072 (i)(n)	23,604,164	1,510,088
Commercial Mortgage Pass-Through Certificates, 2020-BN28, “A4”, 1.844%, 3/15/2063	1,526,471	1,558,628
Commercial Mortgage Pass-Through Certificates, 2020-BN29, “A4”, 1.997%, 11/15/2053	2,554,811	2,633,346
Commercial Mortgage Trust, 2014-CR19, “A5”, 3.796%, 8/10/2047	1,000,000	1,099,631
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	4,990,000	5,404,991
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	3,135,000	3,473,462
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	5,300,000	5,870,217
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	5,351,861	5,997,511
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	5,341,994	5,856,171
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	5,951,000	6,487,753
GS Mortgage Securities Trust, 2015-GC32, “A2”, 3.062%, 7/10/2048	521,954	523,288
GS Mortgage Securities Trust, 2020-GC45, “A5”, 2.911%, 2/13/2053	3,429,659	3,794,849
KREF 2018-FL1 Ltd., FLR, 1.493% (LIBOR - 1mo. + 1.35%), 6/15/2036 (n)	750,000	744,617
Loomis, Sayles & Co., CLO, 2015-2A, “A2R”, FLR, 1.637% (LIBOR - 3mo. + 1.4%), 4/15/2028 (n)	5,409,775	5,320,000
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 1.718% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	5,711,934	5,662,954
MF1 Multi-Family Housing Mortgage Loan Trust, 2020-FL4, “A”, FLR, 1.851% (LIBOR - 1mo. + 1.7%), 11/15/2035 (n)	4,790,500	4,795,075
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	1,650,987	1,856,378
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 1.029%, 12/15/2051 (i)	24,996,061	1,383,357
Neuberger Berman CLO Ltd., 2015-20, “AR”, FLR, 1.037% (LIBOR - 3mo. + 0.8%), 1/15/2028 (n)	2,114,003	2,101,287
Palmer Square Loan Funding Ltd., 2020-1A, “A2”, FLR, 1.574% (LIBOR - 3mo. + 1.35%), 2/20/2028 (n)	3,163,115	3,100,498
Symphony CLO Ltd., 2016-17A, “BR”, FLR, 1.436% (LIBOR - 3mo. + 1.2%), 4/15/2028 (n)	4,840,622	4,779,088
UBS Commercial Mortgage Trust, 2017-C1, “A4”, 3.544%, 11/15/2050	3,359,567	3,811,074
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	3,306,348	3,655,802
Wells Fargo Commercial Mortgage Trust, 2016-LC25, “A4”, 3.64%, 12/15/2059	1,960,000	2,217,318
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 1.118%, 1/15/2052 (i)(n)	14,553,878	908,510
Wells Fargo Commercial Mortgage Trust, 2019-C54, “A4”, 3.146%, 12/15/2052	7,948,914	8,948,125
		$115,055,099
Automotive – 0.2%
Hyundai Capital America, 2.85%, 11/01/2022 (n)	$2,831,000	$2,932,634
Hyundai Capital America, 2.375%, 2/10/2023 (n)	1,899,000	1,957,455
		$4,890,089
Consumer Services – 0.1%
Conservation Fund, 3.474%, 12/15/2029	$2,464,000	$2,677,382
Industrial – 0.1%
Howard University, Washington D.C., 2.738%, 10/01/2022	$458,000	$472,286
Howard University, Washington D.C., 2.801%, 10/01/2023	505,000	524,773
Howard University, Washington D.C., AGM, 2.638%, 10/01/2021	436,000	441,631
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024	556,000	577,058
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	688,000	718,452
		$2,734,200
Major Banks – 0.1%
UBS Group AG, 3.491%, 5/23/2023 (n)	$2,120,000	$2,207,719

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – 0.7%
Montefiore Obligated Group, AGM, 5.246%, 11/01/2048	$7,884,000	$10,086,923
ProMedica Toledo Hospital, “B”, AGM, 5.325%, 11/15/2028	4,139,000	4,945,221
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	1,992,000	2,354,891
		$17,387,035
Mortgage-Backed – 53.9%
Fannie Mae, 5%, 2/01/2021 - 3/01/2042	$14,297,797	$16,542,125
Fannie Mae, 6%, 2/01/2021 - 12/01/2037	3,088,050	3,634,210
Fannie Mae, 2.152%, 1/25/2023	2,804,859	2,872,099
Fannie Mae, 2.41%, 5/01/2023	1,395,707	1,446,519
Fannie Mae, 2.55%, 5/01/2023	1,200,867	1,254,312
Fannie Mae, 2.59%, 5/01/2023	764,767	795,852
Fannie Mae, 5.5%, 6/01/2023 - 5/01/2044	18,458,083	21,723,121
Fannie Mae, 3.78%, 10/01/2023	857,882	921,596
Fannie Mae, 4.5%, 5/01/2025 - 6/01/2044	38,226,164	42,785,435
Fannie Mae, 3.5%, 5/25/2025 - 5/01/2049	59,124,047	63,669,482
Fannie Mae, 3.59%, 9/01/2026	983,798	1,106,631
Fannie Mae, 2.28%, 11/01/2026	881,504	938,941
Fannie Mae, 2.669%, 12/25/2026	10,346,000	11,334,861
Fannie Mae, 3.147%, 3/25/2028	4,554,000	5,164,061
Fannie Mae, 4%, 3/25/2028 - 7/01/2047	73,413,782	80,078,966
Fannie Mae, 3%, 11/01/2028 - 5/25/2053	97,879,717	104,018,313
Fannie Mae, 2.5%, 11/01/2031 - 12/01/2050	30,457,386	32,026,612
Fannie Mae, 3.5%, 12/25/2031 - 2/25/2036 (i)	2,833,676	295,192
Fannie Mae, 6.5%, 1/01/2032 - 10/01/2037	1,228,015	1,413,847
Fannie Mae, 3%, 2/25/2033 (i)	2,481,147	268,102
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	4,467,296	4,587,310
Fannie Mae, 1.75%, 9/25/2041 - 10/25/2041	11,855,735	12,092,388
Fannie Mae, 2.75%, 9/25/2042	3,297,278	3,461,750
Fannie Mae, TBA, 1.5%, 12/01/2035 - 1/01/2051	17,900,000	18,160,206
Fannie Mae, TBA, 2%, 12/01/2035 - 2/01/2051	99,925,000	103,649,506
Fannie Mae, TBA, 2.5%, 12/01/2035 - 1/01/2051	84,665,000	88,423,130
Fannie Mae, TBA, 3%, 12/01/2035 - 1/01/2051	58,035,603	60,662,261
Fannie Mae, TBA, 3.5%, 12/01/2035 - 1/01/2051	44,479,066	46,964,038
Fannie Mae, TBA, 4%, 12/01/2050 - 1/01/2051	11,225,000	11,983,328
Freddie Mac, 5.5%, 4/01/2021 - 9/01/2041	6,215,212	7,286,403
Freddie Mac, 6%, 5/01/2021 - 10/01/2038	2,115,800	2,469,374
Freddie Mac, 5%, 12/01/2021 - 12/01/2044	14,517,474	16,811,645
Freddie Mac, 4.5%, 11/01/2022 - 5/01/2042	6,067,633	6,765,324
Freddie Mac, 2.51%, 11/25/2022	6,640,000	6,869,813
Freddie Mac, 3.32%, 2/25/2023	4,605,000	4,879,037
Freddie Mac, 3.25%, 4/25/2023	9,000,000	9,526,124
Freddie Mac, 3.06%, 7/25/2023	871,000	924,802
Freddie Mac, 3.531%, 7/25/2023	240,000	257,847
Freddie Mac, 3.458%, 8/25/2023	4,600,000	4,935,630
Freddie Mac, 1.024%, 4/25/2024 (i)	47,523,666	1,093,101
Freddie Mac, 0.733%, 7/25/2024 (i)	58,913,805	997,994
Freddie Mac, 3.303%, 7/25/2024	4,700,000	5,132,064
Freddie Mac, 3.064%, 8/25/2024	6,098,509	6,604,449
Freddie Mac, 2.67%, 12/25/2024	10,788,000	11,669,967
Freddie Mac, 2.811%, 1/25/2025	9,000,000	9,773,159
Freddie Mac, 3.329%, 5/25/2025	12,496,000	13,921,446
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	5,259,510	5,727,771
Freddie Mac, 3.01%, 7/25/2025	2,651,000	2,918,282
Freddie Mac, 3.5%, 11/15/2025 - 10/25/2058	64,695,813	69,763,847
Freddie Mac, 3.3%, 10/25/2026	7,808,000	8,880,727
Freddie Mac, 1.481%, 3/25/2027 (i)	5,583,000	439,579
Freddie Mac, 3.117%, 6/25/2027	5,237,000	5,937,882
Freddie Mac, 0.712%, 7/25/2027 (i)	106,111,286	3,694,413

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 0.564%, 8/25/2027 (i)	$83,966,260	$2,238,457
Freddie Mac, 3.187%, 9/25/2027	12,800,000	14,662,246
Freddie Mac, 0.427%, 1/25/2028 (i)	151,572,196	3,124,949
Freddie Mac, 0.434%, 1/25/2028 (i)	62,397,633	1,322,443
Freddie Mac, 0.27%, 2/25/2028 (i)	177,241,604	1,930,321
Freddie Mac, 3.65%, 2/25/2028	880,000	1,035,271
Freddie Mac, 2.5%, 3/15/2028 - 8/01/2040	1,620,490	1,707,500
Freddie Mac, 0.262%, 4/25/2028 (i)	113,828,792	1,158,071
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	75,102,048	80,704,310
Freddie Mac, 3.926%, 7/25/2028	4,501,000	5,414,195
Freddie Mac, 3.92%, 9/25/2028	750,000	897,868
Freddie Mac, 1.218%, 7/25/2029 (i)	19,392,842	1,601,992
Freddie Mac, 1.269%, 8/25/2029 (i)	33,958,876	2,936,349
Freddie Mac, 1.915%, 4/25/2030 (i)	8,759,774	1,317,803
Freddie Mac, 1.985%, 4/25/2030 (i)	20,077,463	3,126,099
Freddie Mac, 1.766%, 5/25/2030 (i)	12,033,779	1,693,714
Freddie Mac, 1.905%, 5/25/2030 (i)	26,880,424	4,051,219
Freddie Mac, 1.436%, 6/25/2030 (i)	11,124,134	1,275,307
Freddie Mac, 1.704%, 8/25/2030 (i)	10,235,210	1,407,949
Freddie Mac, 1.263%, 9/25/2030 (i)	6,568,138	672,650
Freddie Mac, 1.716%, 7/25/2035	2,250,000	2,272,045
Freddie Mac, 5.5%, 2/15/2036 (i)	630,082	120,741
Freddie Mac, 2%, 8/15/2036	7,113,435	7,218,650
Freddie Mac, 6.5%, 5/01/2037	220,465	259,360
Freddie Mac, 4.5%, 12/15/2040 (i)	260,519	24,839
Freddie Mac, 1.75%, 8/15/2041	2,299,343	2,354,396
Ginnie Mae, 5.5%, 3/15/2033 - 1/20/2042	2,692,855	3,135,811
Ginnie Mae, 4.5%, 7/20/2033 - 7/20/2049	7,897,613	8,894,013
Ginnie Mae, 5.702%, 8/20/2034	2,048,635	2,356,127
Ginnie Mae, 5.888%, 1/20/2039	2,719,984	3,184,781
Ginnie Mae, 4%, 5/16/2039 - 4/20/2050	14,745,835	15,790,028
Ginnie Mae, 2.5%, 4/15/2040 - 12/20/2050	23,729,290	25,064,162
Ginnie Mae, 3.5%, 10/20/2041 (i)	1,048,300	84,322
Ginnie Mae, 3.5%, 12/15/2041 - 5/20/2050	23,323,512	25,179,042
Ginnie Mae, 4%, 8/16/2042 (i)	1,179,308	161,598
Ginnie Mae, 3%, 2/20/2043 - 9/20/2050	64,055,720	67,523,437
Ginnie Mae, 2.25%, 9/20/2043	3,393,654	3,452,214
Ginnie Mae, 5.87%, 4/20/2058	39,774	46,330
Ginnie Mae, 0.621%, 2/16/2059 (i)	5,537,027	267,275
Ginnie Mae, TBA, 2%, 12/01/2050	21,450,000	22,440,503
Ginnie Mae, TBA, 2.5%, 12/01/2050 - 2/01/2051	23,475,000	24,703,425
Ginnie Mae, TBA, 3.5%, 12/01/2050 - 1/01/2051	47,217,230	49,869,763
Ginnie Mae, TBA, 4%, 12/01/2050	27,925,000	29,674,676
Ginnie Mae, TBA, 3%, 1/01/2051	2,175,000	2,270,921
Seasoned Credit Risk Transfer Trust Series 2020-3, 2%, 5/25/2060	3,737,671	3,843,158
		$1,382,025,204
Municipals – 3.3%
California Department of Water Resources Rev. (Central Valley Project Water System), “BC”, 1.409%, 12/01/2029	$3,120,000	$3,116,318
California Earthquake Authority Rev., “B”, 1.227%, 7/01/2021	595,000	595,440
California Earthquake Authority Rev., “B”, 1.327%, 7/01/2022	1,910,000	1,914,336
California Earthquake Authority Rev., “B”, 1.477%, 7/01/2023	1,355,000	1,362,127
Chicago, IL, Transit Authority Sales Tax Receipts Refunding Rev., Taxable, “B”, 1.838%, 12/01/2023	492,000	497,702
Chicago, IL, Transit Authority Sales Tax Receipts Refunding Rev., Taxable, “B”, 2.064%, 12/01/2024	985,000	1,001,351
Chicago, IL, Transit Authority Sales Tax Receipts Refunding Rev., Taxable, “B”, 2.214%, 12/01/2025	738,000	753,454
Chicago, IL, Transit Authority Sales Tax Receipts Refunding Rev., Taxable, “B”, 2.481%, 12/01/2026	1,723,000	1,767,333
Florida State Board of Administration Finance Corp. Rev., “A”, 1.705%, 7/01/2027	4,545,000	4,672,396
Illinois Sales Tax Securitization Corp., Second Lien, “B”, BAM, 3.411%, 1/01/2043	3,990,000	4,157,740
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 2.562%, 7/01/2026	445,000	447,875

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – continued
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 2.682%, 7/01/2027	$2,165,000	$2,182,212
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 3.384%, 12/01/2040	3,760,000	4,153,822
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev. (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	2,330,000	2,345,052
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, AGM, 0%, 2/15/2023	14,792,000	14,441,134
New York Transportation Development Corp., Special Facility Taxable Rev. (Terminal 4 John F. Kennedy International Airport Project), “B”, 1.36%, 12/01/2021	810,000	810,130
New York Transportation Development Corp., Special Facility Taxable Rev. (Terminal 4 John F. Kennedy International Airport Project), “B”, 1.61%, 12/01/2022	770,000	770,685
Philadelphia, PA, School District, “A”, AGM, 5.995%, 9/01/2030	3,280,000	4,299,358
Port Authority of NY & NJ, “AAA”, 1.086%, 7/01/2023	4,045,000	4,091,194
Port Oakland, CA, Senior Lien Refunding Taxable Rev., “R”, 1.081%, 5/01/2024 (w)	1,150,000	1,150,874
Port Oakland, CA, Senior Lien Refunding Taxable Rev., “R”, 1.517%, 5/01/2026 (w)	1,680,000	1,686,233
State of California (Build America Bonds), 7.6%, 11/01/2040	4,220,000	7,626,722
Texas Transportation Commission, Central Texas Turnpike System First Tier Refunding Rev., Taxable, “B”, 1.98%, 8/15/2042	3,260,000	3,293,285
University of California, General Taxable Rev., “BG”, 1.614%, 5/15/2030	8,105,000	8,057,180
University of Missouri Curators Facilities Rev, “A”, 2.012%, 11/01/2027	5,900,000	6,216,948
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, “A-1”, 1.497%, 6/01/2024	1,900,000	1,901,482
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, “A-1”, 1.647%, 6/01/2025	1,550,000	1,551,829
		$84,864,212
Other Banks & Diversified Financials – 0.2%
ING Groep N.V., 3.15%, 3/29/2022	$5,120,000	$5,301,673
Specialty Stores – 0.2%
Ross Stores, Inc., 0.875%, 4/15/2026	$6,791,000	$6,726,381
Supranational – 0.2%
Inter-American Development Bank, 4.375%, 1/24/2044	$2,796,000	$4,243,386
U.S. Government Agencies and Equivalents – 0.7%
AID Tunisia, 2.452%, 7/24/2021	$4,063,000	$4,122,600
Small Business Administration, 6.35%, 4/01/2021	7,057	7,122
Small Business Administration, 6.34%, 5/01/2021	14,033	14,215
Small Business Administration, 6.44%, 6/01/2021	9,972	10,059
Small Business Administration, 6.625%, 7/01/2021	23,012	23,234
Small Business Administration, 6.07%, 3/01/2022	31,043	31,623
Small Business Administration, 4.98%, 11/01/2023	58,722	61,581
Small Business Administration, 4.89%, 12/01/2023	181,434	189,153
Small Business Administration, 4.77%, 4/01/2024	190,292	198,981
Small Business Administration, 5.52%, 6/01/2024	96,370	101,486
Small Business Administration, 4.99%, 9/01/2024	192,769	202,159
Small Business Administration, 4.86%, 10/01/2024	102,681	107,858
Small Business Administration, 4.86%, 1/01/2025	261,253	274,667
Small Business Administration, 5.11%, 4/01/2025	155,179	164,151
Small Business Administration, 2.21%, 2/01/2033	1,439,757	1,491,724
Small Business Administration, 2.22%, 3/01/2033	2,389,557	2,477,067
Small Business Administration, 3.15%, 7/01/2033	2,155,826	2,303,585
Small Business Administration, 3.16%, 8/01/2033	802,599	858,298
Small Business Administration, 3.62%, 9/01/2033	851,454	937,564
Tennessee Valley Authority, 0.75%, 5/15/2025	3,827,000	3,872,923
		$17,450,050
U.S. Treasury Obligations – 31.4%
U.S. Treasury Bonds, 6.25%, 8/15/2023	$1,445,000	$1,682,691
U.S. Treasury Bonds, 6%, 2/15/2026	5,933,000	7,649,398
U.S. Treasury Bonds, 6.75%, 8/15/2026	981,000	1,329,907
U.S. Treasury Bonds, 6.375%, 8/15/2027	2,309,000	3,195,349
U.S. Treasury Bonds, 4.375%, 2/15/2038	2,078,000	3,129,825

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Bonds, 4.5%, 8/15/2039	$11,926,300	$18,492,753
U.S. Treasury Bonds, 3.125%, 2/15/2043	9,748,800	12,972,378
U.S. Treasury Bonds, 2.875%, 5/15/2043	27,528,200	35,285,561
U.S. Treasury Bonds, 2.5%, 2/15/2045	97,983,000	118,448,434
U.S. Treasury Bonds, 2.875%, 11/15/2046	26,245,000	34,008,804
U.S. Treasury Bonds, TIPS, 0.375%, 1/15/2027	32,621,313	35,867,303
U.S. Treasury Notes, 3.125%, 5/15/2021	93,251,000	94,547,772
U.S. Treasury Notes, 1.5%, 9/15/2022	35,000,000	35,840,820
U.S. Treasury Notes, 0.125%, 9/30/2022	49,534,000	49,518,521
U.S. Treasury Notes, 2.5%, 8/15/2023 (f)	136,673,000	145,263,111
U.S. Treasury Notes, 2.875%, 7/31/2025	30,757,000	34,376,955
U.S. Treasury Notes, 0.25%, 9/30/2025	19,700,000	19,607,656
U.S. Treasury Notes, 2.625%, 12/31/2025	20,900,000	23,265,945
U.S. Treasury Notes, 2%, 11/15/2026	51,959,000	56,564,272
U.S. Treasury Notes, 2.75%, 2/15/2028	10,157,000	11,684,518
U.S. Treasury Notes, 2.375%, 5/15/2029	19,515,500	22,142,469
U.S. Treasury Notes, 1.625%, 8/15/2029	29,405,000	31,589,700
U.S. Treasury Notes, 1.75%, 11/15/2029	8,564,000	9,300,303
		$805,764,445
Utilities - Electric Power – 0.2%
Enel Finance International N.V., 2.875%, 5/25/2022 (n)	$5,254,000	$5,427,792
Total Bonds		$2,456,754,667
Investment Companies (h) – 22.2%
Money Market Funds – 22.2%
MFS Institutional Money Market Portfolio, 0.1% (v)	568,144,119	$568,144,118

Other Assets, Less Liabilities – (18.0)%		(460,539,466)
Net Assets – 100.0%		$2,564,359,319
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $568,144,118 and $2,456,754,667, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $50,059,505, representing 2.0% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
AID	U.S. Agency for International Development
BAM	Build America Mutual
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 11/30/20
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	406	$56,097,781	March – 2021	$128,706
U.S. Treasury Note 2 yr	Long	USD	312	68,905,688	March – 2021	18,386
U.S. Treasury Ultra Bond	Long	USD	412	89,004,875	March – 2021	477,861
U.S. Treasury Ultra Note 10 yr	Long	USD	65	10,213,125	March – 2021	39,372
						$664,325
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond	Short	USD	204	$35,680,875	March – 2021	$(131,442)
At November 30, 2020, the fund had liquid securities with an aggregate value of $4,008,007 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of November 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$823,214,495	$—	$823,214,495
Non - U.S. Sovereign Debt	—	4,243,386	—	4,243,386
Municipal Bonds	—	84,864,212	—	84,864,212
U.S. Corporate Bonds	—	34,415,087	—	34,415,087
Residential Mortgage-Backed Securities	—	1,382,025,204	—	1,382,025,204
Commercial Mortgage-Backed Securities	—	87,254,970	—	87,254,970
Asset-Backed Securities (including CDOs)	—	27,800,129	—	27,800,129
Foreign Bonds	—	12,937,184	—	12,937,184
Mutual Funds	568,144,118	—	—	568,144,118
Total	$568,144,118	$2,456,754,667	$—	$3,024,898,785
Other Financial Instruments
Futures Contracts – Assets	$664,325	$—	$—	$664,325
Futures Contracts – Liabilities	(131,442)	—	—	(131,442)

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$288,309,000	$731,419,739	$451,537,010	$(9,984)	$(37,627)	$568,144,118
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$835,718	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.